Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) for the year	$ 360,214,317	$ (56,172,761)
Adjustment to reconcile net income (loss) for the period to net cash from operating activities
Realized (gains) losses on redemptions and sales of gold bullion	(2,449,389)	8,822,164
Change in unrealized (gains) losses on gold bullion	(368,815,119)	37,474,945
Net changes in operating assets and liabilities
Decrease (increase) in subscriptions receivable		4,126
Increase (decrease) in accounts payable	(160,469)	282,082
Decrease (increase) in prepaid assets		153,603
Net cash used in operating activities	(11,210,660)	(9,435,841)
Cash flows from investing activities
Purchases of gold bullion	(93,556,274)	(63,145,069)
Sales of gold bullion	3,440	2,498,286
Net cash used in investing activities	(93,552,834)	(60,646,783)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	107,373,190	73,510,590
Payments on redemption of Units (note 7)	(494,147)	(1,063,084)
Underwriting commissions and issue expenses	(252,082)	(602,834)
Net cash provided by financing activities	106,626,961	71,844,672
Net increase in cash during the year	1,863,467	1,762,048
Cash at beginning of year	3,065,751	1,303,703
Cash at end of year	$ 4,929,218	$ 3,065,751